TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

22. TRADE RECEIVABLES AND OTHER CURRENT ASSETS

Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2017	2016
Trade receivables	$360	$262
Other short-term receivables	82	103
Prepaids and others	112	89
	$554	$454

As at December 31, 2017, 99% (2016: 95%) of trade receivables were current. Trade receivables are generally on 30-day terms and credit limits are assigned and monitored for all counterparties. In determining the recoverability of trade receivables, management performs a risk analysis considering the type and age of the outstanding receivables and the credit worthiness of the counterparties. Management also reviews trade receivable balances on an ongoing basis. Bad debt expense related to trade receivables is recognized at the time an account is deemed uncollectible. Accordingly, as at December 31, 2017 and 2016 an allowance for doubtful accounts for trade receivables was not deemed necessary.